Innovator Equity Managed Floor ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 96.3%		Shares	Value
Advertising - 0.2%
Trade Desk, Inc. - Class A (a)		12,853	$1,525,394

Aerospace/Defense - 1.8%
General Electric Co.		23,058	4,693,917
HEICO Corp.		5,553	1,326,834
HEICO Corp. - Class A		4,316	821,464
Lockheed Martin Corp.		6,110	2,828,624
TransDigm Group, Inc.		2,146	2,904,268
			12,575,107

Airlines - 0.2%
Delta Air Lines, Inc.		10,772	724,632
Southwest Airlines Co.		29,228	897,592
			1,622,224

Apparel - 0.3%
NIKE, Inc. - Class B		30,176	2,320,534

Auto Manufacturers - 2.5%
Ford Motor Co.		46,179	465,484
General Motors Co.		29,943	1,480,981
Tesla, Inc. (a)		39,924	16,153,251
			18,099,716

Banks - 4.8%
Bank of America Corp.		127,353	5,896,444
Citizens Financial Group, Inc.		55,121	2,622,106
First Citizens BancShares, Inc./NC - Class A (b)		347	765,027
Goldman Sachs Group, Inc.		8,150	5,219,260
Huntington Bancshares, Inc./OH		116,614	2,005,761
JPMorgan Chase & Co.		47,415	12,674,030
Morgan Stanley		17,938	2,483,157
Regions Financial Corp.		109,990	2,710,154
			34,375,939

Beverages - 1.3%
Coca-Cola Co.		103,377	6,562,372
Constellation Brands, Inc. - Class A		14,135	2,555,608
			9,117,980

Biotechnology - 1.2%
Alnylam Pharmaceuticals, Inc. (a)		2,652	719,514
Amgen, Inc.		8,282	2,363,848
BioMarin Pharmaceutical, Inc. (a)		11,046	699,875
Illumina, Inc. (a)		5,818	772,281
Moderna, Inc. (a)(b)		16,987	669,628
Royalty Pharma PLC - Class A		33,878	1,069,867
Vertex Pharmaceuticals, Inc. (a)		4,366	2,015,695
			8,310,708

Building Materials - 0.7%
CRH PLC		10,797	1,069,227
Lennox International, Inc. (b)		1,291	764,814
Trane Technologies PLC		7,724	2,801,881
			4,635,922

Chemicals - 1.1%
Linde PLC		9,455	4,218,065
LyondellBasell Industries NV - Class A		6,133	464,268
PPG Industries, Inc.		28,375	3,273,907
			7,956,240

Commercial Services - 1.2%
Block, Inc. (a)		12,405	1,126,622
Cintas Corp.		15,372	3,083,162
PayPal Holdings, Inc. (a)		20,107	1,781,078
TransUnion		6,832	678,076
United Rentals, Inc.		2,398	1,817,828
			8,486,766

Computers - 8.2%
Amdocs Ltd.		5,133	452,679
Apple, Inc.		208,956	49,313,616
Crowdstrike Holdings, Inc. - Class A (a)		4,298	1,710,905
Dell Technologies, Inc. - Class C		5,978	619,321
International Business Machines Corp.		19,236	4,918,645
Super Micro Computer, Inc. (a)(b)		18,714	533,723
Zscaler, Inc. (a)		3,932	796,584
			58,345,473

Cosmetics/Personal Care - 1.1%
Estee Lauder Cos., Inc. - Class A		9,999	834,216
Procter & Gamble Co.		43,130	7,159,149
			7,993,365

Diversified Financial Services - 4.2%
American Express Co.		11,102	3,524,330
Apollo Global Management, Inc. (b)		8,560	1,463,589
Ares Management Corp. - Class A (b)		6,832	1,354,239
Blue Owl Capital, Inc. - Class A (b)		24,343	633,161
Coinbase Global, Inc. - Class A (a)		2,306	671,807
Interactive Brokers Group, Inc. - Class A		6,832	1,485,550
LPL Financial Holdings, Inc.		1,362	499,704
Mastercard, Inc. - Class A		14,093	7,827,675
Nasdaq, Inc.		23,488	1,934,002
T Rowe Price Group, Inc. (b)		7,295	852,931
Tradeweb Markets, Inc. - Class A		4,751	602,902
Visa, Inc. - Class A		26,906	9,196,471
			30,046,361

Electric - 2.3%
Alliant Energy Corp. (b)		23,492	1,383,209
Ameren Corp.		10,755	1,013,121
CenterPoint Energy, Inc.		36,786	1,198,120
CMS Energy Corp.		25,199	1,663,134
Consolidated Edison, Inc.		18,362	1,721,254
DTE Energy Co.		14,519	1,740,538
Entergy Corp.		29,908	2,424,941
Evergy, Inc.		17,126	1,098,975
Eversource Energy		34,594	1,995,382
PPL Corp. (b)		54,667	1,836,811
			16,075,485

Electrical Components & Equipment - 0.2%
AMETEK, Inc.		9,394	1,733,757

Electronics - 0.5%
Hubbell, Inc.		1,345	568,949
Jabil, Inc.		2,259	366,884
TE Connectivity PLC		14,092	2,085,193
Trimble, Inc. (a)		8,247	618,195
			3,639,221

Entertainment - 0.4%
DraftKings, Inc. - Class A (a)		24,980	1,047,911
Live Nation Entertainment, Inc. (a)(b)		9,089	1,314,997
TKO Group Holdings, Inc. (a)		964	149,622
Warner Music Group Corp. - Class A (b)		4,854	154,357
			2,666,887

Environmental Control - 0.7%
Republic Services, Inc.		11,529	2,500,294
Waste Management, Inc.		11,996	2,642,239
			5,142,533

Food - 0.6%
Conagra Brands, Inc.		21,791	564,169
Hershey Co. (b)		7,792	1,162,956
Kellanova		14,137	1,155,417
The Campbell's Co. (b)		32,924	1,276,464
			4,159,006

Healthcare-Products - 2.8%
Abbott Laboratories		34,705	4,439,811
Align Technology, Inc. (a)		5,481	1,200,942
Avantor, Inc. (a)		23,975	534,163
Cooper Cos., Inc. (a)		12,904	1,245,881
Danaher Corp.		12,386	2,758,857
GE HealthCare Technologies, Inc.		10,746	948,872
Intuitive Surgical, Inc. (a)		6,832	3,907,084
Thermo Fisher Scientific, Inc.		6,405	3,828,589
Zimmer Biomet Holdings, Inc.		9,958	1,090,202
			19,954,401

Healthcare-Services - 1.9%
Cigna Group		5,058	1,488,114
HCA Healthcare, Inc.		4,424	1,459,522
Humana, Inc.		1,649	483,537
UnitedHealth Group, Inc.		17,980	9,753,970
			13,185,143

Home Builders - 0.1%
Lennar Corp. - Class B (b)		6,122	770,086

Household Products/Wares - 0.2%
Church & Dwight Co., Inc.		13,668	1,442,247

Insurance - 3.4%
Arch Capital Group Ltd.		13,298	1,237,645
Berkshire Hathaway, Inc. - Class B (a)		21,111	9,894,093
Brown & Brown, Inc.		18,361	1,921,662
Hartford Financial Services Group, Inc.		21,311	2,377,242
Loews Corp.		23,058	1,970,306
Markel Group, Inc. (a)		854	1,561,778
Principal Financial Group, Inc.		12,213	1,006,962
Prudential Financial, Inc.		19,734	2,383,078
W R Berkley Corp.		26,153	1,538,581
			23,891,347

Internet - 13.7%
Alphabet, Inc. - Class A		82,558	16,843,483
Alphabet, Inc. - Class C		72,314	14,867,758
Amazon.com, Inc. (a)		131,205	31,184,804
Booking Holdings, Inc.		540	2,558,282
CDW Corp./DE		4,438	883,783
Coupang, Inc. (a)		12,831	301,657
DoorDash, Inc. - Class A (a)		6,441	1,216,254
Expedia Group, Inc. (a)		5,679	970,825
MercadoLibre, Inc. (a)		659	1,266,723
Meta Platforms, Inc. - Class A		32,099	22,121,989
Okta, Inc. (a)		3,416	321,856
Pinterest, Inc. - Class A (a)		21,458	707,256
Snap, Inc. - Class A (a)		61,306	692,145
Spotify Technology SA (a)		3,416	1,873,847
Uber Technologies, Inc. (a)		29,501	1,972,142
			97,782,804

Iron/Steel - 0.2%
Nucor Corp.		2,710	348,045
Reliance, Inc.		2,404	695,958
			1,044,003

Lodging - 0.1%
MGM Resorts International (a)		11,145	384,280

Machinery-Construction & Mining - 0.2%
GE Vernova, Inc.		2,406	897,149
Vertiv Holdings Co. - Class A		6,499	760,513
			1,657,662

Machinery-Diversified - 1.1%
Deere & Co.		4,728	2,253,176
Dover Corp.		11,596	2,361,873
IDEX Corp.		4,380	982,478
Westinghouse Air Brake Technologies Corp.		10,255	2,132,219
			7,729,746

Media - 1.0%
Comcast Corp. - Class A		83,382	2,806,638
Endeavor Group Holdings, Inc. - Class A (b)		12,030	367,877
FactSet Research Systems, Inc.		1,348	639,505
Walt Disney Co.		28,796	3,255,676
			7,069,696

Mining - 0.3%
Freeport-McMoRan, Inc.		48,906	1,753,280
Southern Copper Corp.		1,327	121,605
			1,874,885

Miscellaneous Manufacturing - 0.8%
3M Co.		28,182	4,289,300
Carlisle Cos., Inc.		3,843	1,496,695
			5,785,995

Office-Business Equipment - 0.1%
Zebra Technologies Corp. - Class A (a)		1,730	678,056

Oil & Gas - 2.3%
Chevron Corp.		22,767	3,396,609
ConocoPhillips		51,015	5,041,813
Exxon Mobil Corp.		58,986	6,301,474
Occidental Petroleum Corp.		10,011	467,013
Valero Energy Corp.		8,736	1,161,888
			16,368,797

Oil & Gas Services - 0.2%
Halliburton Co.		59,595	1,550,662

Pharmaceuticals - 4.0%
AbbVie, Inc.		29,161	5,362,708
Cencora, Inc.		7,545	1,918,014
Eli Lilly & Co.		12,903	10,465,365
Johnson & Johnson		51,673	7,862,047
Merck & Co., Inc.		30,079	2,972,407
			28,580,541

Pipelines - 0.7%
Cheniere Energy, Inc.		6,040	1,350,846
Kinder Morgan, Inc.		123,447	3,392,324
			4,743,170

Private Equity - 0.7%
Blackstone, Inc.		12,070	2,137,718
KKR & Co., Inc.		16,812	2,808,781
			4,946,499

Retail - 5.2%
Carvana Co. (a)		1,910	472,687
Costco Wholesale Corp.		7,882	7,723,414
Darden Restaurants, Inc.		5,679	1,108,768
Ferguson Enterprises, Inc.		5,173	936,934
Home Depot, Inc.		18,816	7,751,816
Lowe's Cos., Inc.		14,532	3,778,901
McDonald's Corp.		17,952	5,182,742
Ross Stores, Inc.		12,383	1,864,384
Target Corp.		8,304	1,145,205
Walmart, Inc.		74,176	7,281,116
			37,245,967

Semiconductors - 10.1%
Broadcom, Inc.		68,818	15,227,359
Entegris, Inc.		17,368	1,763,547
GLOBALFOUNDRIES, Inc. (a)(b)		3,176	131,709
Lam Research Corp.		28,246	2,289,338
Marvell Technology, Inc.		17,134	1,933,743
Micron Technology, Inc.		14,599	1,332,013
NVIDIA Corp.		335,707	40,308,339
ON Semiconductor Corp. (a)		14,840	776,726
QUALCOMM, Inc.		17,343	2,999,125
Teradyne, Inc.		7,339	849,783
Texas Instruments, Inc.		23,487	4,335,935
			71,947,617

Software - 10.9%
AppLovin Corp. - Class A (a)		3,444	1,272,868
Atlassian Corp. - Class A (a)		4,346	1,333,266
Bentley Systems, Inc. - Class B		8,113	377,660
Broadridge Financial Solutions, Inc.		8,113	1,932,679
Cloudflare, Inc. - Class A (a)		6,432	890,189
Datadog, Inc. - Class A (a)		11,026	1,573,520
HubSpot, Inc. (a)		1,154	899,578
Intuit, Inc.		5,553	3,340,185
Microsoft Corp.		105,634	43,844,448
MicroStrategy, Inc. - Class A (a)(b)		3,568	1,194,531
MongoDB, Inc. (a)		2,209	603,764
Oracle Corp.		24,916	4,237,215
Palantir Technologies, Inc. - Class A (a)		38,470	3,173,390
ROBLOX Corp. - Class A (a)		15,834	1,125,322
Salesforce, Inc.		14,603	4,989,845
Samsara, Inc. - Class A (a)		6,989	359,933
Snowflake, Inc. - Class A (a)		9,866	1,790,778
SS&C Technologies Holdings, Inc.		13,237	1,071,535
Veeva Systems, Inc. - Class A (a)		3,960	923,710
Workday, Inc. - Class A (a)		6,046	1,584,415
Zoom Communications, Inc. - Class A (a)		14,205	1,234,983
			77,753,814

Telecommunications - 2.0%
AT&T, Inc.		195,141	4,630,696
Cisco Systems, Inc.		99,920	6,055,152
T-Mobile US, Inc.		15,383	3,583,777
			14,269,625

Transportation - 0.8%
Expeditors International of Washington, Inc.		8,188	929,993
FedEx Corp.		5,587	1,479,829
Union Pacific Corp.		14,091	3,491,609
			5,901,431
TOTAL COMMON STOCKS (Cost $604,953,988)			685,387,092

REAL ESTATE INVESTMENT TRUSTS - 1.7%		Shares	Value
Home Builders - 0.0%(c)
Millrose Properties, Inc. – Class A (a)(d)		2,830	31,300

REITS - 1.7%
American Tower Corp.		8,478	1,568,006
BXP, Inc. (b)		20,743	1,517,143
Essex Property Trust, Inc.		5,124	1,458,137
Healthpeak Properties, Inc.		85,839	1,773,434
Invitation Homes, Inc.		58,944	1,836,105
Mid-America Apartment Communities, Inc.		9,436	1,439,745
SBA Communications Corp.		6,029	1,191,089
Sun Communities, Inc.		9,006	1,139,259
			11,922,918
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,111,620)			11,954,218

PURCHASED OPTIONS - 1.0%	Notional Amount	Contracts	Value
Put Options - 1.0%			$–
SPDR S&P 500 ETF (e)(f)(g)		–	$–
Expiration: 03/31/2025; Exercise Price: $472.00	$181,569,094	3,017	$ 211,190
Expiration: 06/30/2025; Exercise Price: $490.00	181,328,366	3,013	885,822
Expiration: 09/30/2025; Exercise Price: $510.00	168,148,508	2,794	1,869,186
Expiration: 12/31/2025; Exercise Price: $530.00	180,184,908	2,994	3,898,188
TOTAL PURCHASED OPTIONS (Cost $13,755,693)			6,864,386

SHORT-TERM INVESTMENTS - 1.8%			Value
Investments Purchased with Proceeds from Securities Lending - 1.8%		Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (h)		13,097,570	13,097,570
TOTAL SHORT-TERM INVESTMENTS (Cost $13,097,570)			13,097,570

TOTAL INVESTMENTS - 100.8% (Cost $643,918,871)			717,303,266
Money Market Deposit Account - 1.1% (i)			7,498,253
Liabilities in Excess of Other Assets - (1.9)%			(13,440,049)
TOTAL NET ASSETS - 100.0%			$711,361,470
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $12,699,639 which represented 1.8% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $31,300 or 0.0% of net assets as of January 31, 2025.

(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(h)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2025 was 4.20%.

Innovator Equity Managed Floor ETF
Schedule of Written Options
January 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.1)%
S&P 500 Index (a)(b)
Expiration: 02/03/2025; Exercise Price: $6,150.00	$(237,392,829)	(393)	$ (3,930)
Expiration: 02/07/2025; Exercise Price: $6,215.00	(238,600,935)	(395)	(47,400)
Expiration: 02/12/2025; Exercise Price: $6,185.00	(233,164,458)	(386)	(389,860)
Total Call Options			(441,190)
TOTAL WRITTEN OPTIONS (Premiums received $1,693,007)			$ (441,190)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Innovator Equity Managed Floor ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$685,387,092	$–	$–	$685,387,092
Real Estate Investment Trusts	11,922,918	–	31,300	11,954,218
Purchased Options	6,864,386	–	–	6,864,386
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	13,097,570
Total Investments	$704,174,396	$–	$31,300	$717,303,266

Liabilities:
Investments:
Written Options	$(441,190)	$–	$–	$(441,190)
Total Investments	$(441,190)	$–	$–	$(441,190)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Allocation of Portfolio Holdings as of January 31, 2025
(% of Net Assets)

Common Stocks	$685,387,092	96.3%
Real Estate Investment Trusts	11,954,218	1.7
Purchased Options	6,864,386	1.0
Written Options	(441,190)	(0.1)
Investments Purchased with Proceeds from Securities Lending	13,097,570	1.8
Money Market Deposit Account	7,498,253	1.1
Liabilities in Excess of Other Assets	(12,998,859)	(1.8)
	$711,361,470	100.0%

SFLR(a)	Balance as of 10/31/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 1/31/2025
Real Estate Investment Trusts	$-	-	$(6,042)	-	-	$-	$-	$31,300

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
SFLR	Fair Value as of 1/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Real Estate Investment Trusts	$31,300	Spin-off price	Security not yet traded on exchange	11.06 USD
(a) Table presents information for one security: Millrose Properties, Inc., which has been valued at 11.06 USD throughout the period.